EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER COMMON SHARE
Schedule of reconciliation of numerators and denominators of our basic and diluted earnings(loss) per common share
	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Year Ended December 31, 2011
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$68	468,726	$0.14
Effect of dilutive stock options and restricted stock units	0	16,455	0.00
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$68	485,181	$0.14

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Year Ended December 31, 2010
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$1,101	484,321	$2.27
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	24	76,310	(0.26)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$1,125	560,631	$2.01
Year Ended December 31, 2009
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$201	480,240	$0.42
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	27,037	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$207	507,277	$0.41